UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21121
Large-Cap Core Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Large-Cap Core Portfolio	as of March 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.8%

Security	Shares	Value

Aerospace & Defense — 2.9%
General Dynamics Corp.	5,350	$572,717
Northrop Grumman Corp.	7,100	383,258
		$955,975

Air Freight & Logistics — 0.9%
FedEx Corp.	3,170	297,822
		$297,822

Beverages — 2.3%
Anheuser-Busch Cos., Inc.	6,800	322,252
PepsiCo, Inc.	8,150	432,195
		$754,447

Biotechnology — 3.2%
Amgen, Inc. (1)	6,000	349,260
Genzyme Corp. (1)	7,100	406,404
Sepracor, Inc. (1)	5,400	310,014
		$1,065,678

Business Services - Miscellaneous — 1.2%
Cintas Corp.	10,000	413,100
		$413,100

Capital Markets — 4.4%
Franklin Resources, Inc.	5,700	391,305
Goldman Sachs Group, Inc.	4,400	483,956
Merrill Lynch & Co., Inc.	10,200	577,320
		$1,452,581

Commercial Banks — 4.8%
Anglo Irish Bank Corp. PLC (2)	12,000	300,822
Bank of America Corp.	11,862	523,114
Wachovia Corp.	6,000	305,460
Wells Fargo & Co.	7,350	439,530
		$1,568,926

Communications Equipment — 2.2%
Corning, Inc. (1)	31,600	$351,708
Research in Motion Ltd. (1) (2)	4,900	374,458
		$726,166

Computers & Peripherals — 1.4%
International Business Machines Corp.	5,200	475,176
		$475,176

Diversified Financial Services — 7.1%
American Express Co.	11,100	570,207
Citigroup, Inc.	10,400	467,376
JPMorgan Chase & Co.	14,400	498,240
Moody’s Corp.	4,200	339,612
Paychex, Inc.	14,000	459,480
		$2,334,915

Diversified Operations — 1.0%
Cendant Corp.	15,700	322,478
		$322,478

Electrical Equipment — 1.9%
Emerson Electric Co.	9,700	629,821
		$629,821

Electronic Equipment & Instruments — 1.0%
Agilent Technologies, Inc. (1)	14,200	315,240
		$315,240

Energy Equipment & Services — 2.3%
GlobalSantaFe Corp.	10,500	388,920
Halliburton Co.	8,300	358,975
		$747,895

Food & Staples Retailing — 3.1%
Walgreen Co.	15,400	684,068
Wal-Mart Stores, Inc.	6,950	348,265
		$1,032,333

Food Products — 1.1%
Nestle SA (2)	1,300	357,481
		$357,481

Health Care - Equipment & Supplies — 2.7%
Baxter International, Inc.	10,200	346,596
Medtronic, Inc.	10,500	534,975
		$881,571

Health Care Providers & Services — 1.2%
Caremark Rx, Inc. (1)	9,700	$385,866
		$385,866

Household Products — 1.0%
Procter & Gamble Co.	6,300	333,900
		$333,900

Industrial Conglomerate — 3.2%
General Electric Co.	11,200	403,872
Tyco International Ltd. (2)	18,900	638,820
		$1,042,692

Insurance — 2.1%
Aflac Corp.	9,200	342,792
Berkshire Hathaway, Inc., Class B (1)	125	357,000
		$699,792

IT Services — 1.0%
Accenture Ltd., Class A (1) (2)	14,250	344,138
		$344,138

Machinery — 2.2%
Danaher Corp.	6,000	320,460
Deere & Co.	6,000	402,780
		$723,240

Media — 4.9%
McGraw-Hill Cos., Inc., (The)	7,600	663,100
Omnicom Group, Inc.	4,100	362,932
Time Warner, Inc. (1)	32,700	573,885
		$1,599,917

Metals & Mining — 2.6%
Alcoa, Inc.	13,100	398,109
Inco, Ltd. (1) (2)	11,500	457,700
		$855,809

Oil & Gas — 6.8%
Apache Corp.	5,800	355,134
BP PLC ADR	8,420	525,408
ConocoPhillips	3,250	350,480
Exxon Mobil Corp.	9,210	548,916
Williams Co., Inc. (The)	24,000	451,440
		$2,231,378

Personal Products — 2.8%
Estee Lauder Cos., Inc. (The), Class A	6,800	$305,864
Gillette Co. (The)	12,480	629,990
		$935,854

Pharmaceuticals — 6.1%
Abbott Laboratories	6,800	317,016
Lilly (Eli) & Co.	4,000	208,400
Teva Pharmaceuticals Industries Ltd. ADR	14,400	446,400
Valeant Pharmaceuticals International	13,800	310,776
Watson Pharmaceuticals, Inc. (1)	12,600	387,198
Wyeth Corp.	8,300	350,094
		$2,019,884

Retail — 1.4%
Dollar General Corp.	21,600	473,256
		$473,256

Semiconductors & Semiconductor Equipment — 5.2%
Broadcom Corp., Class A (1)	16,400	490,688
Intel Corp.	22,500	522,675
Linear Technology Corp.	9,000	344,790
Microchip Technology, Inc.	13,100	340,731
		$1,698,884

Software — 4.5%
Microsoft Corp.	20,720	500,802
Oracle Corp. (1)	43,500	542,880
Symantec Corp. (1)	21,000	447,930
		$1,491,612

Specialty Retail — 2.8%
Bed Bath and Beyond, Inc. (1)	15,900	580,986
Home Depot, Inc. (The)	9,000	344,160
		$925,146

Telecommunications Services — 1.0%
Sprint Corp.	14,000	318,500
		$318,500

Textiles, Apparel & Luxury Goods — 1.7%
Nike, Inc., Class B	6,600	549,846
		$549,846

Thrifts & Mortgage Finance — 0.8%
Countrywide Financial Corp.	7,800	$253,188
		$253,188

Total Common Stocks (identified cost $27,799,905)		$31,214,507

Commercial Paper — 3.2%

Security	Principal Amount (000’s omitted)	Value
General Electric Co., 2.83%, 4/1/05	$1,039	$1,039,000

Total Commercial Paper (at amortized cost, $1,039,000)		$1,039,000

Short-Term Investments — 2.0%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.85%, 4/1/05	$657	$657,000

Total Short-Term Investments (at amortized cost, $657,000)		$657,000

Total Investments — 100.0% (identified cost $29,495,905)		$32,910,507

Other Assets, Less Liabilities — 0.0%		$2,169

Net Assets — 100.0%		$32,912,676

ADR    -  American Depository Receipt

(1)               Non-income producing security.

(2)               Foreign security.

The Portfolio did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$29,495,905
Gross unrealized appreciation	3,913,758
Gross unrealized depreciation	(499,156)
Net unrealized appreciation	$3,414,602

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Core Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	May 19, 2005

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Assistant Treasurer and Principal Financial Officer

Date:	May 19, 2005